Intangible Assets, Net - Summary of Net Book Value of the Intangible Assets (Detail) ¥ in Thousands, $ in Thousands	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)
Finite-Lived Intangible Assets [Line Items]
Less: Accumulated amortization	¥ (248,396)		¥ (186,554)
Intangible assets, net	502,421	$ 72,844	557,016
Software [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible assets, gross	46,961		40,570
Trademarks [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible assets, gross	621,856		621,000
Platform [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible assets, gross	24,000		24,000
Customer Relationships [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible assets, gross	18,000		18,000
Non-compete commitment [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible assets, gross	¥ 40,000		¥ 40,000